SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Schedule of Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity
Total involvement with SPE assets	$ 418,045	$ 457,340
Consolidated VIE / SPE assets	84,794	102,790
Significant unconsolidated VIE assets	333,251	354,550
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	31,070	27,588
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	3,448	3,879
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	9,153	8,052
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	670	613
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	44,341	40,132
Credit card securitizations
Variable Interest Entity
Total involvement with SPE assets	54,916	60,271
Consolidated VIE / SPE assets	54,916	60,271
Significant unconsolidated VIE assets	0	0
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	0	0
Mortgage-backed securities - U.S. agency-sponsored
Variable Interest Entity
Total involvement with SPE assets	217,291	247,590
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	217,291	247,590
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	3,571	5,205
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	95	110
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	3,666	5,315
Mortgage securitizations - Non-agency-sponsored
Variable Interest Entity
Total involvement with SPE assets	13,036	15,110
Consolidated VIE / SPE assets	1,586	1,304
Significant unconsolidated VIE assets	11,450	13,806
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	527	575
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	1	1
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	528	576
Citi-administered asset-backed commercial paper conduits (ABCP)
Variable Interest Entity
Total involvement with SPE assets	21,280	29,181
Consolidated VIE / SPE assets	21,280	29,181
Significant unconsolidated VIE assets	0	0
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	0	0
Collateralized loan obligations (CLOs)
Variable Interest Entity
Total involvement with SPE assets	16,719	15,440
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	16,719	15,440
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	3,150	1,958
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	86	86
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	3,236	2,044
Asset-based financing
Variable Interest Entity
Total involvement with SPE assets	58,862	45,555
Consolidated VIE / SPE assets	1,364	1,151
Significant unconsolidated VIE assets	57,498	44,404
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	21,270	17,712
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	269	63
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	3,616	2,014
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	436	333
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	25,591	20,122
Municipal securities tender option bond trusts (TOBs)
Variable Interest Entity
Total involvement with SPE assets	8,572	12,278
Consolidated VIE / SPE assets	3,830	6,671
Significant unconsolidated VIE assets	4,742	5,607
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	2	3
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	3,100	3,669
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	3,102	3,672
Municipal investments
Variable Interest Entity
Total involvement with SPE assets	20,290	21,375
Consolidated VIE / SPE assets	44	70
Significant unconsolidated VIE assets	20,246	21,305
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	2,196	1,930
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	2,487	2,180
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	2,335	2,222
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	7,018	6,332
Client intermediation
Variable Interest Entity
Total involvement with SPE assets	434	187
Consolidated VIE / SPE assets	335	137
Significant unconsolidated VIE assets	99	50
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	49	6
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	10
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	49	16
Investment funds
Variable Interest Entity
Total involvement with SPE assets	1,730	2,139
Consolidated VIE / SPE assets	842	1,096
Significant unconsolidated VIE assets	888	1,043
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	13	16
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	138	185
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	102	124
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	253	325
Other
Variable Interest Entity
Total involvement with SPE assets	4,915	8,214
Consolidated VIE / SPE assets	597	2,909
Significant unconsolidated VIE assets	4,318	5,305
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	292	183
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	554	1,451
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	23
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	52	73
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	898	1,730
Mortgage-backed securities
Funded and Unfunded Exposure
Private label mortgage-backed securities, outstanding	12,000	14,000
Citicorp
Variable Interest Entity
Total involvement with SPE assets	$ 383,200	$ 407,400